Basis of Presentation and Summary of Significant Accounting Policies (Details)	3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Anti-dilutive securities not included in diluted net loss per common share (in shares)	2,309,505	2,601,712
Basic average common shares outstanding	16,662,891	16,515,846
Effect of dilutive options		4,429
Dilutive average common shares outstanding	16,662,891	16,520,275